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                      NEW ENGLAND LIFE INSURANCE COMPANY
                              501 Boylston Street
                          Boston, Massachusetts 02116
                                (617) 578-2000

                        Zenith Executive Advantage Plus
                        Zenith Executive Advantage 2000
                        Enterprise Executive Advantage

                      Supplement dated December 30, 2004
                                      to
                         Prospectus dated May 1, 2004

   This supplement updates certain information contained in the prospectus for the above-referenced variable life insurance policies. You should read and retain this supplement.

   On December 17, 2004, MetLife, Inc. announced that New England Life Insurance Company ("NELICO") had received a "Wells Notice" from the Securities and Exchange Commission ("SEC") in connection with a previously-disclosed SEC investigation regarding a $31 million after-tax charge taken in the 2nd
Quarter of 2003 resulting from certain improperly deferred expenses at NELICO. The Wells Notice provides notice that the SEC staff is considering recommending that the SEC bring a civil action alleging violations of U.S. securities laws. Under SEC procedures, NELICO can respond to the SEC staff before the staff makes a formal recommendation regarding whether any action alleging violations of the U.S. securities laws should be considered. NELICO continues to cooperate fully with the SEC in its investigation. NELICO does not believe any such SEC civil action would have an adverse effect on its ability to meet its obligations under the policies.

The Designated Office information under Communications and Payments on page A-23 is modified as follows:

            Premium Payments               New England Financial
                                           75 Remittance Drive,
                                           Suite 1672
                                           Chicago, IL 60675-1672

            Surrenders, Loans, Withdrawals New England Financial
            And Sub-Account Transfers      P.O. Box 543
                                           Warwick, RI 02887-0543
                                           (888) 458-2654

                                           OR

                                           MetLife--SBR
                                           485B Route One South,
                                           Suite 420
                                           Iselin, NJ 08830
                                           (888) 458-2654

            Death Claims                   New England Financial
                                           P.O. Box 353
                                           Warwick, RI 02887-0353